Cash and cash equivalents	12 Months Ended
Apr. 30, 2026
Cash and cash equivalents [Abstract]
Cash and cash equivalents [Text Block]

6. Cash and cash equivalents

Cash consists of cash on hand, deposits in banks with no restrictions, and highly liquid savings accounts. Cash equivalents include other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. The Company's cash and cash equivalents are invested with major financial institutions in business accounts.

Cash and cash equivalents of $427,310 (April 30, 2025: $96,016), including $305,434 in term deposits that are cashable within one to three months (April 30, 2025: $61,623). The term deposits earn interest at a range between 2.87%-4.39% (April 30, 2025: 3.14%-3.25%).

As at April 30, 2026, the Company held cash balances of $4,662 (MXN$81,141) (April 30, 2025: $1,567 (MXN$32,254)) denominated in Mexican pesos, and $55,731 (CAD$75,928) (April 30, 2025: $79,288 (CAD$108,679)) denominated in Canadian dollars.